Property and Equipment (Tables)	9 Months Ended
Sep. 30, 2016
Property Plant And Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following:

	USEFUL	DECEMBER 31,
	LIVES	2014	2015
	(Years)	(in thousands)
Laboratory equipment	3	$4,415	$4,670
Computer equipment and software	3	2,465	2,703
Furniture and fixtures	3-7	678	193
Equipment acquired under capital leases	3-5	3,181	6,165
Leasehold improvements	Shorter of lease term or economic life	1,786	7,588
		12,525	21,319
Less: Accumulated depreciation		(9,005)	(8,968)
		$3,520	$12,351